Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Inventory

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Wireless devices and accessories	202	179	179
Merchandise and other	230	201	224
Total inventory	432	380	403